UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Disruptors ETF Fidelity® Disruptors ETF : FDIF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$100,689,153
Number of Holdings	7
Portfolio Turnover	0%
What did the Fund invest in?
(as of November 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 80.8
International Equity Funds - 19.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Disruptive Communications ETF	21.9
Fidelity Disruptive Medicine ETF	21.0
Fidelity Disruptive Technology ETF	20.3
Fidelity Disruptive Automation ETF	19.1
Fidelity Disruptive Finance ETF	17.6
99.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915149.101    7027-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Disruptive Technology ETF Fidelity® Disruptive Technology ETF : FDTX Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 27	0.50%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$192,018,739
Number of Holdings	44
Portfolio Turnover	42%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	77.2
Consumer Discretionary	10.6
Communication Services	9.0
Financials	2.0
Industrials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.5
Taiwan - 6.6
Canada - 4.8
Netherlands - 4.4
Japan - 2.6
Germany - 2.3
Singapore - 1.9
Israel - 1.7
China - 1.4
Australia - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.6
Microsoft Corp	5.9
Amazon.com Inc	4.8
Marvell Technology Inc	4.8
Shopify Inc Class A (United States)	4.8
Palantir Technologies Inc Class A	4.3
Meta Platforms Inc Class A	4.2
Micron Technology Inc	4.0
Datadog Inc Class A	2.9
49.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915148.101    6999-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Disruptive Medicine ETF Fidelity® Disruptive Medicine ETF : FMED Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 28	0.50%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$63,742,621
Number of Holdings	68
Portfolio Turnover	26%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	99.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.5
Netherlands - 6.2
Belgium - 3.5
France - 2.0
Denmark - 1.3
Switzerland - 1.3
Canada - 1.1
China - 0.7
Germany - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exact Sciences Corp	5.0
Boston Scientific Corp	4.6
Argenx SE ADR	4.4
Alnylam Pharmaceuticals Inc	4.2
Cogent Biosciences Inc	3.8
UCB SA	3.5
Danaher Corp	3.4
Insulet Corp	3.1
Intuitive Surgical Inc	2.9
Penumbra Inc	2.7
37.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915147.101    6998-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Disruptive Finance ETF Fidelity® Disruptive Finance ETF : FDFF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 24	0.50%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$46,884,383
Number of Holdings	47
Portfolio Turnover	29%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	89.8
Industrials	5.2
Information Technology	2.8
Consumer Discretionary	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 67.2
United Kingdom - 8.6
Netherlands - 4.5
Singapore - 4.4
Spain - 4.1
Italy - 4.1
Brazil - 2.9
Norway - 1.8
Canada - 1.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
Capital One Financial Corp	6.2
Blackrock Inc	5.4
Block Inc Class A	4.8
Adyen NV	4.5
Mastercard Inc Class A	4.5
Apollo Global Management Inc	4.5
DBS Group Holdings Ltd	4.4
Visa Inc Class A	4.3
Equifax Inc	4.3
Bankinter SA	4.1
47.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915146.101    6997-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Disruptive Communications ETF Fidelity® Disruptive Communications ETF : FDCF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 27	0.50%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$104,010,317
Number of Holdings	41
Portfolio Turnover	36%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Communication Services	51.8
Information Technology	32.6
Consumer Discretionary	13.9
Industrials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.1
Taiwan - 7.8
China - 6.4
Singapore - 4.5
Canada - 2.6
Spain - 1.7
Korea (South) - 1.4
Netherlands - 0.5

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	8.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	7.8
Meta Platforms Inc Class A	6.4
NVIDIA Corp	5.7
Arista Networks Inc	5.3
Amazon.com Inc	5.0
Sea Ltd Class A ADR	4.5
Warner Bros Discovery Inc	3.9
Reddit Inc Class A	3.2
T-Mobile US Inc	3.2
53.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915145.101    6996-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Disruptive Automation ETF Fidelity® Disruptive Automation ETF : FBOT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 27	0.50%
Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$155,670,488
Number of Holdings	50
Portfolio Turnover	18%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	52.2
Information Technology	35.4
Consumer Discretionary	6.6
Communication Services	3.6
Health Care	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.2
Japan - 15.8
Taiwan - 7.7
China - 7.4
Germany - 4.1
Sweden - 3.5
United Kingdom - 2.4
Canada - 1.8
Switzerland - 1.7
France - 1.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.5
Teradyne Inc	5.5
NVIDIA Corp	4.7
Deere & Co	4.6
Palantir Technologies Inc Class A	3.7
Alphabet Inc Class C	3.6
Siemens AG	3.3
Axon Enterprise Inc	3.2
Daifuku Co Ltd	2.9
Shenzhen Inovance Technology Co Ltd A Shares (China)	2.6
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915144.101    6995-TSRS-0126

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF

Semi-Annual Report
November 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disruptive Automation ETF
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 1.8%
Industrials - 1.8%
Machinery - 1.8%
ATS Corp (a)	109,868	2,802,029
CHINA - 7.4%
Consumer Discretionary - 2.0%
Automobile Components - 0.6%
Hesai Group ADR (a)	52,642	1,012,305
Automobiles - 1.4%
BYD Co Ltd H Shares	170,214	2,131,597
TOTAL CONSUMER DISCRETIONARY		3,143,902

Industrials - 4.7%
Machinery - 4.7%
Airtac International Group	78,941	2,271,846
Estun Automation Co Ltd A Shares (China) (a)	335,872	1,041,004
Shenzhen Inovance Technology Co Ltd A Shares (China)	404,644	4,040,979
		7,353,829
Information Technology - 0.7%
Software - 0.7%
Pony AI Inc ADR (a)	75,457	1,031,497
TOTAL CHINA		11,529,228
FRANCE - 1.4%
Information Technology - 1.4%
Software - 1.4%
Dassault Systemes SE	79,500	2,224,094
GERMANY - 4.1%
Industrials - 3.3%
Industrial Conglomerates - 3.3%
Siemens AG	19,133	5,068,483
Information Technology - 0.8%
Software - 0.8%
Nemetschek SE	11,913	1,330,488
TOTAL GERMANY		6,398,971
JAPAN - 15.8%
Industrials - 14.4%
Machinery - 13.3%
Daifuku Co Ltd	139,564	4,414,621
FANUC Corp	121,019	3,893,867
Komatsu Ltd	75,801	2,485,533
MISUMI Group Inc	180,477	2,608,861
SMC Corp	10,360	3,639,812
THK Co Ltd	142,100	3,637,898
		20,680,592
Professional Services - 1.1%
Recruit Holdings Co Ltd	34,181	1,751,884
TOTAL INDUSTRIALS		22,432,476

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Keyence Corp	6,395	2,175,540
TOTAL JAPAN		24,608,016
SWEDEN - 3.5%
Industrials - 3.5%
Machinery - 3.5%
Epiroc AB A Shares	104,405	2,240,453
Sandvik AB	106,458	3,214,775

TOTAL SWEDEN		5,455,228
SWITZERLAND - 1.7%
Industrials - 1.7%
Machinery - 1.7%
Kardex Holding AG	7,556	2,620,279
TAIWAN - 7.7%
Industrials - 1.2%
Machinery - 1.2%
Hiwin Technologies Corp	309,693	1,904,922
Information Technology - 6.5%
Semiconductors & Semiconductor Equipment - 6.5%
Taiwan Semiconductor Manufacturing Co Ltd	221,162	10,149,896
TOTAL TAIWAN		12,054,818
UNITED KINGDOM - 2.4%
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 1.7%
Renishaw PLC	57,299	2,631,880
Technology Hardware, Storage & Peripherals - 0.7%
Raspberry PI Ltd (a)(b)	266,862	1,150,166
TOTAL UNITED KINGDOM		3,782,046
UNITED STATES - 53.3%
Communication Services - 3.6%
Interactive Media & Services - 3.6%
Alphabet Inc Class C	17,681	5,660,042
Consumer Discretionary - 4.6%
Automobiles - 2.2%
Tesla Inc (a)	8,037	3,457,276
Broadline Retail - 2.4%
Amazon.com Inc (a)	15,561	3,629,137
TOTAL CONSUMER DISCRETIONARY		7,086,413

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical Inc (a)	3,635	2,084,600
Industrials - 21.6%
Aerospace & Defense - 3.9%
Axon Enterprise Inc (a)	9,135	4,934,179
Beta Technologies Inc Class A (a)	800	21,816
Rocket Lab Corp	28,082	1,183,375
		6,139,370
Electrical Equipment - 6.0%
AMETEK Inc	12,615	2,496,382
Emerson Electric Co	28,932	3,858,951
Rockwell Automation Inc	7,619	3,016,057
		9,371,390
Ground Transportation - 2.6%
Uber Technologies Inc (a)	45,847	4,013,446
Machinery - 9.1%
Caterpillar Inc	5,454	3,140,195
Deere & Co	15,069	6,999,400
Symbotic Inc Class A (a)(b)	46,758	3,916,918
		14,056,513
TOTAL INDUSTRIALS		33,580,719

Information Technology - 22.2%
Electronic Equipment, Instruments & Components - 1.0%
Teledyne Technologies Inc (a)	3,083	1,540,020
Semiconductors & Semiconductor Equipment - 10.2%
NVIDIA Corp	41,677	7,376,829
Teradyne Inc	46,235	8,409,684
		15,786,513
Software - 11.0%
Autodesk Inc (a)	7,000	2,123,380
Manhattan Associates Inc (a)	7,204	1,271,145
Microsoft Corp	4,259	2,095,471
Palantir Technologies Inc Class A (a)	33,339	5,615,955
PTC Inc (a)	19,633	3,444,217
Synopsys Inc (a)	5,876	2,456,227
		17,006,395
TOTAL INFORMATION TECHNOLOGY		34,332,928

TOTAL UNITED STATES		82,744,702
TOTAL COMMON STOCKS (Cost $123,594,665)		154,219,411

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	1,108,323	1,108,545
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	2,454,848	2,455,093
TOTAL MONEY MARKET FUNDS (Cost $3,563,638)			3,563,638

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $127,158,303)	157,783,049
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(2,112,561)
NET ASSETS - 100.0%	155,670,488

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,711,389	3,496,653	4,099,497	20,595	-	-	1,108,545	1,108,323	0.0%
Fidelity Securities Lending Cash Central Fund	4,036,521	26,301,925	27,883,452	41,488	99	-	2,455,093	2,454,848	0.0%
Total	5,747,910	29,798,578	31,982,949	62,083	99	-	3,563,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,660,042	5,660,042	-	-
Consumer Discretionary	10,230,315	10,230,315	-	-
Health Care	2,084,600	2,084,600	-	-
Industrials	81,217,965	81,217,965	-	-
Information Technology	55,026,489	55,026,489	-	-

Money Market Funds	3,563,638	3,563,638	-	-
Total Investments in Securities:	157,783,049	157,783,049	-	-
Fidelity® Disruptive Automation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,291,509) - See accompanying schedule:
Unaffiliated issuers (cost $123,594,665)	$154,219,411
Fidelity Central Funds (cost $3,563,638)	3,563,638

Total Investment in Securities (cost $127,158,303)		$157,783,049
Cash		41,926
Foreign currency held at value (cost $70)		70
Dividends receivable		208,244
Reclaims receivable		148,240
Distributions receivable from Fidelity Central Funds		8,229
Other receivables		508
Total assets		158,190,266
Liabilities
Accrued management fee	$64,772
Other payables and accrued expenses	12
Collateral on securities loaned	2,454,994
Total liabilities		2,519,778
Net Assets		$155,670,488
Net Assets consist of:
Paid in capital		$130,949,141
Total accumulated earnings (loss)		24,721,347
Net Assets		$155,670,488
Net Asset Value, offering price and redemption price per share ($155,670,488 ÷ 4,805,492 shares)		$32.39
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$654,807
Interest		73
Income from Fidelity Central Funds (including $41,488 from security lending)		62,083
Total income		716,963
Expenses
Management fee	$358,277
Independent trustees' fees and expenses	242
Total expenses before reductions	358,519
Expense reductions	(229)
Total expenses after reductions		358,290
Net Investment income (loss)		358,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,645,876
Fidelity Central Funds	99
Foreign currency transactions	(3,639)
Total net realized gain (loss)		3,642,336
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,728,965
Assets and liabilities in foreign currencies	(11,986)
Total change in net unrealized appreciation (depreciation)		12,716,979
Net gain (loss)		16,359,315
Net increase (decrease) in net assets resulting from operations		$16,717,988
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$358,673	$531,612
Net realized gain (loss)	3,642,336	3,768,676
Change in net unrealized appreciation (depreciation)	12,716,979	6,661,970
Net increase (decrease) in net assets resulting from operations	16,717,988	10,962,258
Distributions to shareholders	(472,688)	(494,208)

Share transactions
Proceeds from sales of shares	18,927,648	19,814,724
Cost of shares redeemed	-	(13,260,059)

Net increase (decrease) in net assets resulting from share transactions	18,927,648	6,554,665
Total increase (decrease) in net assets	35,172,948	17,022,715

Net Assets
Beginning of period	120,497,540	103,474,825
End of period	$155,670,488	$120,497,540

Other Information
Shares
Sold	600,000	700,000
Redeemed	-	(500,000)
Net increase (decrease)	600,000	200,000

Financial Highlights
Fidelity® Disruptive Automation ETF

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$28.65	$25.83	$24.80	$22.33	$27.34	$17.80
Income from Investment Operations
Net investment income (loss) B,C	.08	.14	.10	.05	(.09)	.02
Net realized and unrealized gain (loss)	3.77	2.81	1.07	2.42	(4.37)	9.60
Total from investment operations	3.85	2.95	1.17	2.47	(4.46)	9.62
Distributions from net investment income	(.11)	(.13)	(.14)	-	-	(.06)
Distributions from net realized gain	-	-	-	-	(.55)	(.03)
Total distributions	(.11)	(.13)	(.14)	-	(.55)	(.08) D
Net asset value, end of period	$32.39	$28.65	$25.83	$24.80	$22.33	$27.34
Total Return E,F,G	13.46%	11.45%	4.76%	11.05%	(16.75)%	54.13%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50% J	.50%	.51%	.85%	1.00%	1.01% K
Expenses net of fee waivers, if any	.50 % J	.50%	.51%	.85%	1.00%	1.01% K
Expenses net of all reductions, if any	.50% J	.50%	.50%	.85%	1.00%	1.01% K
Net investment income (loss)	.50% J	.52%	.40%	.23%	(.33)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$155,670	$120,498	$103,475	$111,726	$36,333	$111,910
Portfolio turnover rate L	18 % J,M	33% M	52% M	26% M	22%	14%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Automation Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Communications ETF
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 2.6%
Communication Services - 2.6%
Diversified Telecommunication Services - 2.6%
Quebecor Inc Class B	71,910	2,706,691
CHINA - 6.4%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Tencent Holdings Ltd	25,915	2,035,414
Consumer Discretionary - 4.4%
Broadline Retail - 4.4%
Alibaba Group Holding Ltd ADR	13,201	2,076,517
PDD Holdings Inc Class A ADR (a)	21,954	2,548,421
		4,624,938
TOTAL CHINA		6,660,352
KOREA (SOUTH) - 1.4%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
NAVER Corp	8,697	1,445,984
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	2,859	557,333
SINGAPORE - 4.5%
Consumer Discretionary - 4.5%
Broadline Retail - 4.5%
Sea Ltd Class A ADR (a)	34,042	4,732,178
SPAIN - 1.7%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Cellnex Telecom SA (b)(c)	59,690	1,791,097
TAIWAN - 7.8%
Information Technology - 7.8%
Semiconductors & Semiconductor Equipment - 7.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,809	8,106,602
UNITED STATES - 74.7%
Communication Services - 44.1%
Entertainment - 17.5%
Liberty Media Corp-Liberty Formula One Class C (a)	19,650	1,886,007
Live Nation Entertainment Inc (a)	12,795	1,681,903
Netflix Inc (a)	18,140	1,951,501
ROBLOX Corp Class A (a)	15,816	1,502,994
Roku Inc Class A (a)	18,749	1,814,716
Spotify Technology SA (a)	2,759	1,652,282
Take-Two Interactive Software Inc (a)	8,530	2,098,977
Walt Disney Co/The	16,030	1,674,654
Warner Bros Discovery Inc (a)	165,004	3,960,097
		18,223,131
Interactive Media & Services - 17.8%
Alphabet Inc Class A	26,182	8,382,953
Meta Platforms Inc Class A	10,299	6,673,237
Reddit Inc Class A (a)	15,481	3,351,172
		18,407,362
Media - 4.8%
EchoStar Corp Class A (a)(d)	21,725	1,592,225
Liberty Broadband Corp Class A (a)	38,147	1,766,588
Magnite Inc (a)	113,125	1,661,806
		5,020,619
Wireless Telecommunication Services - 4.0%
Gogo Inc (a)(d)	110,229	788,137
T-Mobile US Inc	15,972	3,338,308
		4,126,445
TOTAL COMMUNICATION SERVICES		45,777,557

Consumer Discretionary - 5.0%
Broadline Retail - 5.0%
Amazon.com Inc (a)	22,515	5,250,948
Industrials - 1.3%
Construction & Engineering - 1.3%
Dycom Industries Inc (a)	3,697	1,336,576
Information Technology - 24.3%
Communications Equipment - 5.3%
Arista Networks Inc (a)	42,325	5,531,031
IT Services - 3.7%
Cloudflare Inc Class A (a)	9,256	1,853,144
Twilio Inc Class A (a)	15,451	2,003,840
		3,856,984
Semiconductors & Semiconductor Equipment - 5.7%
NVIDIA Corp	33,244	5,884,188
Software - 7.1%
AppLovin Corp Class A (a)	2,065	1,237,926
Cadence Design Systems Inc (a)	6,348	1,979,560
Microsoft Corp	2,739	1,347,615
Servicenow Inc (a)	1,092	887,152
Synopsys Inc (a)	1,591	665,054
Zoom Communications Inc Class A (a)	14,087	1,196,832
		7,314,139
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	9,330	2,601,671
TOTAL INFORMATION TECHNOLOGY		25,188,013

TOTAL UNITED STATES		77,553,094
TOTAL COMMON STOCKS (Cost $74,852,769)		103,553,331

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	460,379	460,471
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	1,471,090	1,471,237
TOTAL MONEY MARKET FUNDS (Cost $1,931,708)			1,931,708

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $76,784,477)	105,485,039
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(1,474,722)
NET ASSETS - 100.0%	104,010,317

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,791,097 or 1.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,791,097 or 1.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	662,012	2,535,750	2,737,265	7,516	(26)	-	460,471	460,379	0.0%
Fidelity Securities Lending Cash Central Fund	599,005	4,210,175	3,337,938	685	(5)	-	1,471,237	1,471,090	0.0%
Total	1,261,017	6,745,925	6,075,203	8,201	(31)	-	1,931,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	53,756,743	53,756,743	-	-
Consumer Discretionary	14,608,064	14,608,064	-	-
Industrials	1,336,576	1,336,576	-	-
Information Technology	33,851,948	33,851,948	-	-

Money Market Funds	1,931,708	1,931,708	-	-
Total Investments in Securities:	105,485,039	105,485,039	-	-
Fidelity® Disruptive Communications ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,154,976) - See accompanying schedule:
Unaffiliated issuers (cost $74,852,769)	$103,553,331
Fidelity Central Funds (cost $1,931,708)	1,931,708

Total Investment in Securities (cost $76,784,477)		$105,485,039
Cash		2,388
Foreign currency held at value (cost $222)		225
Dividends receivable		34,732
Distributions receivable from Fidelity Central Funds		1,602
Other receivables		245
Total assets		105,524,231
Liabilities
Accrued management fee	$42,671
Collateral on securities loaned	1,471,243
Total liabilities		1,513,914
Net Assets		$104,010,317
Net Assets consist of:
Paid in capital		$80,857,115
Total accumulated earnings (loss)		23,153,202
Net Assets		$104,010,317
Net Asset Value, offering price and redemption price per share ($104,010,317 ÷ 2,207,063 shares)		$47.13
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$154,743
Income from Fidelity Central Funds (including $685 from security lending)		8,201
Total income		162,944
Expenses
Management fee	$224,264
Independent trustees' fees and expenses	148
Total expenses before reductions	224,412
Expense reductions	(173)
Total expenses after reductions		224,239
Net Investment income (loss)		(61,295)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,088,207
Fidelity Central Funds	(31)
Foreign currency transactions	(323)
Total net realized gain (loss)		2,087,853
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,319,252
Assets and liabilities in foreign currencies	121
Total change in net unrealized appreciation (depreciation)		9,319,373
Net gain (loss)		11,407,226
Net increase (decrease) in net assets resulting from operations		$11,345,931
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(61,295)	$41,178
Net realized gain (loss)	2,087,853	1,172,932
Change in net unrealized appreciation (depreciation)	9,319,373	8,398,571
Net increase (decrease) in net assets resulting from operations	11,345,931	9,612,681
Distributions to shareholders	(27,313)	(39,184)

Share transactions
Proceeds from sales of shares	23,632,806	12,035,863
Cost of shares redeemed	-	(3,545,746)

Net increase (decrease) in net assets resulting from share transactions	23,632,806	8,490,117
Total increase (decrease) in net assets	34,951,424	18,063,614

Net Assets
Beginning of period	69,058,893	50,995,279
End of period	$104,010,317	$69,058,893

Other Information
Shares
Sold	500,000	300,000
Redeemed	-	(100,000)
Net increase (decrease)	500,000	200,000

Financial Highlights
Fidelity® Disruptive Communications ETF

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$40.45	$33.84	$24.44	$23.29	$34.12	$23.21
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.03	(.04)	(.10) D	(.26)	(.26)
Net realized and unrealized gain (loss)	6.73	6.61	9.44	1.25	(8.93)	11.59
Total from investment operations	6.70	6.64	9.40	1.15	(9.19)	11.33
Distributions from net investment income	(.02)	(.03)	-	-	-	- E
Distributions from net realized gain	-	-	-	-	(1.64)	(.41)
Total distributions	(.02)	(.03)	-	-	(1.64)	(.42) F
Net asset value, end of period	$47.13	$40.45	$33.84	$24.44	$23.29	$34.12
Total Return G,H,I	16.54%	19.63%	38.49%	4.91%	(28.39)%	48.96%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.50% L	.50%	.51%	.79%	.99% M	1.01% M
Expenses net of fee waivers, if any	.50 % L	.50%	.50%	.79%	.99% M	1.01% M
Expenses net of all reductions, if any	.50% L	.50%	.50%	.79%	.99% M	1.01% M
Net investment income (loss)	(.14)% L	.07%	(.14)%	(.44)% D	(.81)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$104,010	$69,059	$50,995	$37,981	$7,746	$36,731
Portfolio turnover rate N	36 % L,O	23% O	35% O	31%	32%	39%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Communications Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.53)%.
EAmount represents less than $.005 per share.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Finance ETF
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 2.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	211	437,146
Financials - 2.0%
Banks - 2.0%
NU Holdings Ltd/Cayman Islands Class A (a)	53,742	934,573
TOTAL BRAZIL		1,371,719
CANADA - 1.2%
Financials - 1.2%
Insurance - 1.2%
Definity Financial Corp	10,700	552,438
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Bullish (b)	3,787	165,189
ISRAEL - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Etoro Group Ltd Class A	9,853	413,530
ITALY - 4.1%
Financials - 4.1%
Banks - 4.1%
FinecoBank Banca Fineco SpA	77,932	1,912,561
NETHERLANDS - 4.5%
Financials - 4.5%
Financial Services - 4.5%
Adyen NV (a)(c)(d)	1,367	2,126,458
NORWAY - 1.8%
Financials - 1.8%
Banks - 1.8%
DNB Bank ASA	31,435	840,392
SINGAPORE - 4.4%
Financials - 4.4%
Banks - 4.4%
DBS Group Holdings Ltd	49,776	2,081,922
SPAIN - 4.1%
Financials - 4.1%
Banks - 4.1%
Bankinter SA	122,462	1,926,859
UNITED KINGDOM - 8.6%
Financials - 8.6%
Capital Markets - 2.5%
London Stock Exchange Group PLC	9,931	1,171,016
Financial Services - 2.1%
Wise PLC Class A (a)	85,132	995,046
Insurance - 4.0%
Beazley PLC	54,299	573,208
Hiscox Ltd	71,998	1,277,070
		1,850,278
TOTAL UNITED KINGDOM		4,016,340
UNITED STATES - 66.7%
Financials - 57.9%
Banks - 1.0%
Pathward Financial Inc	6,232	448,081
Capital Markets - 19.4%
Ares Management Corp Class A	3,927	615,950
Blackrock Inc	2,416	2,530,277
Blue Owl Capital Inc Class A (b)	53,393	800,895
Cboe Global Markets Inc	3,640	939,739
Coinbase Global Inc Class A (a)	3,030	826,645
Intercontinental Exchange Inc	9,116	1,433,947
MarketAxess Holdings Inc	2,151	352,526
MSCI Inc	861	485,363
Tradeweb Markets Inc Class A	5,630	612,882
Virtu Financial Inc Class A	13,918	497,708
		9,095,932
Consumer Finance - 8.1%
Ally Financial Inc	16,775	692,808
Capital One Financial Corp	13,160	2,882,961
Figure Technology Solutions Inc Class A	5,487	198,849
		3,774,618
Financial Services - 28.1%
Affirm Holdings Inc Class A (a)	11,081	786,197
Apollo Global Management Inc	15,824	2,086,394
Block Inc Class A (a)	33,047	2,207,540
Chime Financial Inc Class A (a)(b)	68,776	1,453,237
Corpay Inc (a)	2,293	678,269
Mastercard Inc Class A	3,845	2,116,788
PennyMac Financial Services Inc	4,689	630,999
Toast Inc Class A (a)	15,594	533,158
UWM Holdings Corp Class A	112,122	655,914
Visa Inc Class A	6,048	2,022,693
		13,171,189
Insurance - 1.3%
Baldwin Insurance Group Inc/The Class A (a)(b)	22,152	631,554
TOTAL FINANCIALS		27,121,374

Industrials - 5.2%
Professional Services - 5.2%
Equifax Inc	9,419	2,000,313
Verisk Analytics Inc	1,902	428,083
		2,428,396
Information Technology - 2.8%
Software - 2.8%
BILL Holdings Inc (a)	5,934	297,589
BitMine Immersion Technologies Inc (a)	18,230	603,778
Strategy Inc Class A (a)	2,393	423,992
		1,325,359
Real Estate - 0.8%
Residential REITs - 0.8%
American Homes 4 Rent Class A	11,868	381,200
TOTAL UNITED STATES		31,256,329
TOTAL COMMON STOCKS (Cost $37,025,665)		46,663,737

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	167,021	167,054
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	1,737,191	1,737,365
TOTAL MONEY MARKET FUNDS (Cost $1,904,419)			1,904,419

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $38,930,084)	48,568,156
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(1,683,773)
NET ASSETS - 100.0%	46,884,383

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,126,458 or 4.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,126,458 or 4.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,254,030	901,721	1,988,697	3,470	-	-	167,054	167,021	0.0%
Fidelity Securities Lending Cash Central Fund	1,075,500	20,160,931	19,499,166	4,884	100	-	1,737,365	1,737,191	0.0%
Total	2,329,530	21,062,652	21,487,863	8,354	100	-	1,904,419

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	437,146	437,146	-	-
Financials	42,091,636	42,091,636	-	-
Industrials	2,428,396	2,428,396	-	-
Information Technology	1,325,359	1,325,359	-	-
Real Estate	381,200	381,200	-	-

Money Market Funds	1,904,419	1,904,419	-	-
Total Investments in Securities:	48,568,156	48,568,156	-	-
Fidelity® Disruptive Finance ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,731,930) - See accompanying schedule:
Unaffiliated issuers (cost $37,025,665)	$46,663,737
Fidelity Central Funds (cost $1,904,419)	1,904,419

Total Investment in Securities (cost $38,930,084)		$48,568,156
Cash		9,619
Dividends receivable		59,926
Interest receivable		17
Distributions receivable from Fidelity Central Funds		1,546
Other receivables		1,613
Total assets		48,640,877
Liabilities
Accrued management fee	$19,229
Collateral on securities loaned	1,737,265
Total liabilities		1,756,494
Net Assets		$46,884,383
Net Assets consist of:
Paid in capital		$42,851,280
Total accumulated earnings (loss)		4,033,103
Net Assets		$46,884,383
Net Asset Value, offering price and redemption price per share ($46,884,383 ÷ 1,344,580 shares)		$34.87
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$325,529
Interest		17
Income from Fidelity Central Funds (including $4,884 from security lending)		8,354
Total income		333,900
Expenses
Management fee	$128,001
Independent trustees' fees and expenses	96
Total expenses before reductions	128,097
Expense reductions	(513)
Total expenses after reductions		127,584
Net Investment income (loss)		206,316
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	335,533
Redemptions in-kind	2,538,736
Fidelity Central Funds	100
Foreign currency transactions	310
Total net realized gain (loss)		2,874,679
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,044,975)
Assets and liabilities in foreign currencies	(217)
Total change in net unrealized appreciation (depreciation)		(6,045,192)
Net gain (loss)		(3,170,513)
Net increase (decrease) in net assets resulting from operations		$(2,964,197)
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$206,316	$321,784
Net realized gain (loss)	2,874,679	(292,608)
Change in net unrealized appreciation (depreciation)	(6,045,192)	9,608,485
Net increase (decrease) in net assets resulting from operations	(2,964,197)	9,637,661
Distributions to shareholders	(325,031)	(352,658)

Share transactions
Proceeds from sales of shares	3,758,197	7,537,055
Cost of shares redeemed	(7,388,707)	(6,231,005)

Net increase (decrease) in net assets resulting from share transactions	(3,630,510)	1,306,050
Total increase (decrease) in net assets	(6,919,738)	10,591,053

Net Assets
Beginning of period	53,804,121	43,213,068
End of period	$46,884,383	$53,804,121

Other Information
Shares
Sold	100,000	200,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	(100,000)	-

Financial Highlights
Fidelity® Disruptive Finance ETF

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$37.25	$29.91	$24.23	$29.04	$34.73	$22.63
Income from Investment Operations
Net investment income (loss) B,C	.15	.24	.23	.12	.04	.21 D
Net realized and unrealized gain (loss)	(2.30)	7.37	5.70	(3.38)	(5.10)	12.24
Total from investment operations	(2.15)	7.61	5.93	(3.26)	(5.06)	12.45
Distributions from net investment income	(.23)	(.27)	(.25)	-	(.08)	(.10)
Distributions from net realized gain	-	-	-	(1.55)	(.55)	(.25)
Total distributions	(.23)	(.27)	(.25)	(1.55)	(.63)	(.35)
Net asset value, end of period	$34.87	$37.25	$29.91	$24.23	$29.04	$34.73
Total Return E,F,G	(5.81) %	25.56%	24.62%	(11.46)%	(14.88)%	55.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50% J	.50%	.51%	.86%	1.00%	1.01% K
Expenses net of fee waivers, if any	.50 % J	.50%	.50%	.86%	1.00%	1.01% K
Expenses net of all reductions, if any	.50% J	.50%	.50%	.86%	1.00%	1.01% K
Net investment income (loss)	.81% J	.71%	.84%	.48%	.12%	.72% D
Supplemental Data
Net assets, end of period (000 omitted)	$46,884	$53,804	$43,213	$40,820	$18,486	$48,219
Portfolio turnover rate L	29 % J,M	22% M	34% M	22%	43%	18%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Finance Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Medicine ETF
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BELGIUM - 3.5%
Health Care - 3.5%
Pharmaceuticals - 3.5%
UCB SA	7,942	2,216,328
CANADA - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Xenon Pharmaceuticals Inc (a)	15,658	700,226
CHINA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Zai Lab Ltd ADR (a)	23,388	477,349
DENMARK - 1.3%
Health Care - 1.3%
Biotechnology - 1.3%
Ascendis Pharma A/S ADR (a)	3,865	820,655
FRANCE - 2.0%
Health Care - 2.0%
Life Sciences Tools & Services - 2.0%
Sartorius Stedim Biotech	5,276	1,269,092
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	2,198	226,724
NETHERLANDS - 6.2%
Health Care - 6.2%
Biotechnology - 6.2%
Argenx SE ADR (a)	3,053	2,784,275
Merus NV (a)	8,000	769,120
Newamsterdam Pharma Co NV (a)	10,330	426,629

TOTAL NETHERLANDS		3,980,024
SWITZERLAND - 1.3%
Health Care - 1.3%
Life Sciences Tools & Services - 1.3%
Lonza Group AG	1,189	814,282
UNITED STATES - 83.4%
Health Care - 83.4%
Biotechnology - 32.0%
Alnylam Pharmaceuticals Inc (a)	6,000	2,707,380
Arcellx Inc (a)	2,731	198,571
Caris Life Sciences Inc (a)	10,000	255,300
Centessa Pharmaceuticals PLC ADR (a)	14,000	406,420
Cidara Therapeutics Inc (a)	3,284	722,086
Cogent Biosciences Inc (a)	60,000	2,413,200
Cytokinetics Inc (a)(b)	12,654	862,117
CytomX Therapeutics Inc (a)	112,069	479,655
Disc Medicine Inc (a)	11,078	1,034,242
Exact Sciences Corp (a)	31,440	3,184,558
Insmed Inc (a)	5,082	1,055,887
Janux Therapeutics Inc (a)(b)	18,000	613,620
Kymera Therapeutics Inc (a)	7,462	506,521
Legend Biotech Corp ADR (a)	43,144	1,195,520
MoonLake Immunotherapeutics Class A (a)	11,741	161,204
Natera Inc (a)	4,000	955,240
Soleno Therapeutics Inc (a)	6,105	307,997
Stoke Therapeutics Inc (a)	24,000	741,840
Upstream Bio Inc (a)	15,000	429,000
Vaxcyte Inc (a)	21,545	1,068,847
Veracyte Inc (a)	15,840	749,866
Viking Therapeutics Inc (a)	9,234	339,904
		20,388,975
Health Care Equipment & Supplies - 26.2%
Align Technology Inc (a)	2,851	419,639
Boston Scientific Corp (a)	28,456	2,890,560
Dexcom Inc (a)	12,196	774,080
Edwards Lifesciences Corp (a)	16,672	1,444,962
Inspire Medical Systems Inc (a)(b)	7,134	887,541
Insulet Corp (a)	6,098	1,995,205
Intuitive Surgical Inc (a)	3,253	1,865,530
iRhythm Technologies Inc (a)	3,020	567,790
Kestra Medical Technologies Ltd (b)	18,400	496,432
Masimo Corp (a)	8,500	1,210,655
Outset Medical Inc (a)	34,000	155,040
Penumbra Inc (a)	5,964	1,748,466
PROCEPT BioRobotics Corp (a)(b)	10,193	322,914
ResMed Inc	3,279	838,867
Stryker Corp	3,000	1,113,540
		16,731,221
Health Care Providers & Services - 5.4%
Astrana Health Inc (a)	13,517	311,432
LifeStance Health Group Inc (a)	197,894	1,286,311
Privia Health Group Inc (a)(b)	36,560	890,967
UnitedHealth Group Inc	2,846	938,525
		3,427,235
Health Care Technology - 7.1%
Doximity Inc Class A (a)	12,895	663,319
Phreesia Inc (a)	26,424	541,428
Veeva Systems Inc Class A (a)	6,875	1,651,994
Waystar Holding Corp (a)	45,286	1,671,506
		4,528,247
Life Sciences Tools & Services - 7.9%
10X Genomics Inc Class A (a)	28,456	535,257
Bruker Corp	11,276	550,382
Danaher Corp	9,358	2,122,207
Repligen Corp (a)	3,800	649,876
Thermo Fisher Scientific Inc	1,949	1,151,528
		5,009,250
Pharmaceuticals - 4.8%
Amylyx Pharmaceuticals Inc (a)	23,554	352,839
Crinetics Pharmaceuticals Inc (a)(b)	19,000	865,640
Eli Lilly & Co	986	1,060,413
Enliven Therapeutics Inc (a)(b)	16,387	353,959
Structure Therapeutics Inc ADR (a)	7,084	253,678
WaVe Life Sciences Ltd (a)	28,000	217,280
		3,103,809
TOTAL UNITED STATES		53,188,737
TOTAL COMMON STOCKS (Cost $44,961,241)		63,693,417

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	63,420	63,433
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	3,347,997	3,348,332
TOTAL MONEY MARKET FUNDS (Cost $3,411,765)			3,411,765

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $48,373,006)	67,105,182
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(3,362,561)
NET ASSETS - 100.0%	63,742,621

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	316,059	2,133,924	2,386,523	3,721	(27)	-	63,433	63,420	0.0%
Fidelity Securities Lending Cash Central Fund	2,691,268	14,543,742	13,886,642	3,020	(36)	-	3,348,332	3,347,997	0.0%
Total	3,007,327	16,677,666	16,273,165	6,741	(63)	-	3,411,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	63,693,417	63,693,417	-	-

Money Market Funds	3,411,765	3,411,765	-	-
Total Investments in Securities:	67,105,182	67,105,182	-	-
Fidelity® Disruptive Medicine ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,248,085) - See accompanying schedule:
Unaffiliated issuers (cost $44,961,241)	$63,693,417
Fidelity Central Funds (cost $3,411,765)	3,411,765

Total Investment in Securities (cost $48,373,006)		$67,105,182
Dividends receivable		9,776
Distributions receivable from Fidelity Central Funds		661
Other receivables		471
Total assets		67,116,090
Liabilities
Accrued management fee	$25,096
Other payables and accrued expenses	5
Collateral on securities loaned	3,348,368
Total liabilities		3,373,469
Net Assets		$63,742,621
Net Assets consist of:
Paid in capital		$61,039,159
Total accumulated earnings (loss)		2,703,462
Net Assets		$63,742,621
Net Asset Value, offering price and redemption price per share ($63,742,621 ÷ 2,223,806 shares)		$28.66
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$33,101
Income from Fidelity Central Funds (including $3,020 from security lending)		6,741
Total income		39,842
Expenses
Management fee	$138,501
Independent trustees' fees and expenses	99
Total expenses before reductions	138,600
Expense reductions	(73)
Total expenses after reductions		138,527
Net Investment income (loss)		(98,685)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,590,095)
Fidelity Central Funds	(63)
Foreign currency transactions	(1,127)
Total net realized gain (loss)		(1,591,285)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,477,825
Assets and liabilities in foreign currencies	(7,369)
Total change in net unrealized appreciation (depreciation)		13,470,456
Net gain (loss)		11,879,171
Net increase (decrease) in net assets resulting from operations		$11,780,486
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(98,685)	$(123,385)
Net realized gain (loss)	(1,591,285)	(2,831,066)
Change in net unrealized appreciation (depreciation)	13,470,456	2,878,344
Net increase (decrease) in net assets resulting from operations	11,780,486	(76,107)
Distributions to shareholders	-	(239,990)

Share transactions
Proceeds from sales of shares	2,353,109	-

Net increase (decrease) in net assets resulting from share transactions	2,353,109	-
Total increase (decrease) in net assets	14,133,595	(316,097)

Net Assets
Beginning of period	49,609,026	49,925,123
End of period	$63,742,621	$49,609,026

Other Information
Shares
Sold	100,000	-
Net increase (decrease)	100,000	-

Financial Highlights
Fidelity® Disruptive Medicine ETF

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.36	$23.51	$24.36	$22.08	$28.82	$24.52
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.06)	(.03)	(.11)	(.20)	(.16)
Net realized and unrealized gain (loss)	5.34	.02	(.82)	2.39	(6.25)	4.66
Total from investment operations	5.30	(.04)	(.85)	2.28	(6.45)	4.50
Distributions from net investment income	-	(.11)	-	-	-	-
Distributions from net realized gain	-	-	-	-	(.29)	(.20)
Total distributions	-	(.11)	-	-	(.29)	(.20)
Net asset value, end of period	$28.66	$23.36	$23.51	$24.36	$22.08	$28.82
Total Return D,E,F	22.72%	(.19)%	(3.50)%	10.34%	(22.68)%	18.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.50%	.51%	.84%	1.00%	1.01% J
Expenses net of fee waivers, if any	.50 % I	.50%	.50%	.84%	1.00%	1.01% J
Expenses net of all reductions, if any	.50% I	.50%	.50%	.84%	1.00%	1.01% J
Net investment income (loss)	(.36)% I	(.23)%	(.14)%	(.51)%	(.70)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$63,743	$49,609	$49,925	$43,197	$11,027	$32,331
Portfolio turnover rate K	26 % I,L	30%	33% L	39%	47%	44%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Medicine Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Technology ETF
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.8%
Information Technology - 0.8%
Software - 0.8%
WiseTech Global Ltd	35,216	1,684,700
CANADA - 4.8%
Information Technology - 4.8%
IT Services - 4.8%
Shopify Inc Class A (United States) (a)	57,775	9,165,426
CHINA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
PDD Holdings Inc Class A ADR (a)	23,674	2,748,078
GERMANY - 2.3%
Information Technology - 2.3%
Software - 2.3%
SAP SE	18,134	4,388,265
ISRAEL - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Global-e Online Ltd (a)	79,208	3,201,587
JAPAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp	25,400	3,345,636
Disco Corp	5,651	1,582,012

TOTAL JAPAN		4,927,648
NETHERLANDS - 4.4%
Financials - 0.7%
Financial Services - 0.7%
Adyen NV (a)(b)(c)	888	1,381,342
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
BE Semiconductor Industries NV	33,188	5,002,410
NXP Semiconductors NV	10,842	2,113,539
		7,115,949
TOTAL NETHERLANDS		8,497,291
SINGAPORE - 1.9%
Consumer Discretionary - 1.9%
Broadline Retail - 1.9%
Sea Ltd Class A ADR (a)	26,432	3,674,312
TAIWAN - 6.6%
Information Technology - 6.6%
Semiconductors & Semiconductor Equipment - 6.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	43,188	12,589,734
UNITED STATES - 73.3%
Communication Services - 9.0%
Entertainment - 1.7%
Spotify Technology SA (a)	5,559	3,329,118
Interactive Media & Services - 6.0%
Alphabet Inc Class C	10,744	3,439,369
Meta Platforms Inc Class A	12,234	7,927,021
		11,366,390
Media - 1.3%
Magnite Inc (a)	173,732	2,552,123
TOTAL COMMUNICATION SERVICES		17,247,631

Consumer Discretionary - 5.6%
Broadline Retail - 4.8%
Amazon.com Inc (a)	39,631	9,242,742
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (a)	13,343	1,560,997
TOTAL CONSUMER DISCRETIONARY		10,803,739

Financials - 1.3%
Financial Services - 1.3%
Toast Inc Class A (a)	74,590	2,550,232
Industrials - 1.0%
Ground Transportation - 1.0%
Uber Technologies Inc (a)	21,317	1,866,090
Information Technology - 56.4%
Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp (a)	31,100	5,108,486
IT Services - 5.8%
Cloudflare Inc Class A (a)	19,935	3,991,186
IBM Corporation	11,075	3,417,524
Twilio Inc Class A (a)	29,409	3,814,053
		11,222,763
Semiconductors & Semiconductor Equipment - 16.5%
Broadcom Inc	4,707	1,896,732
Marvell Technology Inc	103,082	9,215,531
Micron Technology Inc	32,429	7,668,810
NVIDIA Corp	72,434	12,820,818
		31,601,891
Software - 29.7%
Atlassian Corp Class A (a)	10,413	1,556,952
Crowdstrike Holdings Inc Class A (a)	5,221	2,658,324
CyberArk Software Ltd (a)	6,938	3,181,697
Datadog Inc Class A (a)	35,064	5,610,591
Intuit Inc	4,044	2,564,220
Microsoft Corp	22,539	11,089,414
Monday.com Ltd (a)	23,325	3,355,535
Oracle Corp	9,738	1,966,589
Palantir Technologies Inc Class A (a)	49,112	8,272,917
Palo Alto Networks Inc (a)	19,522	3,711,718
Salesforce Inc	8,191	1,888,353
Synopsys Inc (a)	12,120	5,066,281
Workday Inc Class A (a)	15,944	3,437,845
Zscaler Inc (a)	10,948	2,753,422
		57,113,858
Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc	11,940	3,329,469
TOTAL INFORMATION TECHNOLOGY		108,376,467

TOTAL UNITED STATES		140,844,159
TOTAL COMMON STOCKS (Cost $130,789,363)		191,721,200

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $311,863)	4.02	311,801	311,863

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $131,101,226)	192,033,063
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,324)
NET ASSETS - 100.0%	192,018,739

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,381,342 or 0.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,381,342 or 0.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,252,612	2,937,368	5,878,125	8,713	8	-	311,863	311,801	0.0%
Fidelity Securities Lending Cash Central Fund	-	527,042	527,042	49	-	-	-	-	0.0%
Total	3,252,612	3,464,410	6,405,167	8,762	8	-	311,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	17,247,631	17,247,631	-	-
Consumer Discretionary	20,427,716	20,427,716	-	-
Financials	3,931,574	3,931,574	-	-
Industrials	1,866,090	1,866,090	-	-
Information Technology	148,248,189	148,248,189	-	-

Money Market Funds	311,863	311,863	-	-
Total Investments in Securities:	192,033,063	192,033,063	-	-
Fidelity® Disruptive Technology ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $130,789,363)	$191,721,200
Fidelity Central Funds (cost $311,863)	311,863

Total Investment in Securities (cost $131,101,226)		$192,033,063
Cash		3,028
Foreign currency held at value (cost $248)		243
Dividends receivable		59,898
Distributions receivable from Fidelity Central Funds		1,051
Other receivables		2,333
Total assets		192,099,616
Liabilities
Accrued management fee	$80,877
Total liabilities		80,877
Net Assets		$192,018,739
Net Assets consist of:
Paid in capital		$155,660,141
Total accumulated earnings (loss)		36,358,598
Net Assets		$192,018,739
Net Asset Value, offering price and redemption price per share ($192,018,739 ÷ 4,788,469 shares)		$40.10
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends		$266,233
Income from Fidelity Central Funds (including $49 from security lending)		8,762
Total income		274,995
Expenses
Management fee	$470,533
Independent trustees' fees and expenses	334
Total expenses before reductions	470,867
Expense reductions	(321)
Total expenses after reductions		470,546
Net Investment income (loss)		(195,551)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,792,587
Redemptions in-kind	1,457,525
Fidelity Central Funds	8
Foreign currency transactions	(6,207)
Total net realized gain (loss)		8,243,913
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,751,232
Assets and liabilities in foreign currencies	(1,780)
Total change in net unrealized appreciation (depreciation)		13,749,452
Net gain (loss)		21,993,365
Net increase (decrease) in net assets resulting from operations		$21,797,814
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(195,551)	$(103,402)
Net realized gain (loss)	8,243,913	750,408
Change in net unrealized appreciation (depreciation)	13,749,452	20,563,028
Net increase (decrease) in net assets resulting from operations	21,797,814	21,210,034
Distributions to shareholders	(9,377)	-

Share transactions
Proceeds from sales of shares	3,924,579	7,407,195
Cost of shares redeemed	(3,576,426)	(6,812,611)

Net increase (decrease) in net assets resulting from share transactions	348,153	594,584
Total increase (decrease) in net assets	22,136,590	21,804,618

Net Assets
Beginning of period	169,882,149	148,077,531
End of period	$192,018,739	$169,882,149

Other Information
Shares
Sold	100,000	200,000
Redeemed	(100,000)	(200,000)

Financial Highlights
Fidelity® Disruptive Technology ETF

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$35.48	$30.92	$24.32	$21.70	$33.25	$21.11
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.02)	(.04)	(.09) D	(.26)	(.24)
Net realized and unrealized gain (loss)	4.66	4.58	6.64	2.97	(10.79)	12.51
Total from investment operations	4.62	4.56	6.60	2.88	(11.05)	12.27
Distributions from net investment income	- E	-	-	-	-	-
Distributions from net realized gain	-	-	-	(.26)	(.50)	(.13)
Total distributions	- E	-	-	(.26)	(.50)	(.13)
Net asset value, end of period	$40.10	$35.48	$30.92	$24.32	$21.70	$33.25
Total Return F,G,H	13.04%	14.72%	27.13%	13.45%	(33.85)%	58.13%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.50% K	.50%	.51%	.87%	.99% L	1.01% L
Expenses net of fee waivers, if any	.50 % K	.50%	.50%	.87%	.99% L	1.01% L
Expenses net of all reductions, if any	.50% K	.50%	.50%	.87%	.99% L	1.01% L
Net investment income (loss)	(.21)% K	(.06)%	(.14)%	(.42)% D	(.78)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$192,019	$169,882	$148,078	$101,545	$34,802	$130,244
Portfolio turnover rate M	42 % K,N	37% N	25% N	28%	33%	29%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 9, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptive Technology Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47)%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF and Fidelity Disruptive Technology ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Disruptive Medicine ETF, is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.  Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Disruptive Automation ETF	128,787,380	41,099,941	(12,104,272)	28,995,669
Fidelity Disruptive Communications ETF	77,025,773	34,109,922	(5,650,656)	28,459,266
Fidelity Disruptive Finance ETF	38,931,597	12,967,905	(3,331,346)	9,636,559
Fidelity Disruptive Medicine ETF	48,412,847	22,993,311	(4,300,976)	18,692,335
Fidelity Disruptive Technology ETF	131,215,944	69,486,172	(8,669,053)	60,817,119

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Disruptive Automation ETF	(2,643,814)	(6,717,213)	(9,361,027)
Fidelity Disruptive Communications ETF	(5,038,746)	(2,232,251)	(7,270,997)
Fidelity Disruptive Finance ETF	(4,394,274)	(4,095,729)	(8,490,003)
Fidelity Disruptive Medicine ETF	(7,303,431)	(6,792,648)	(14,096,079)
Fidelity Disruptive Technology ETF	(4,151,842)	(28,342,319)	(32,494,161)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to May 31, 2025. Loss deferrals were as follows:
Ordinary losses ($)
Fidelity Disruptive Communications ETF	(1,466)
Fidelity Disruptive Medicine ETF	(143,223)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation ETF	15,835,993	12,288,606
Fidelity Disruptive Communications ETF	16,922,462	15,650,029
Fidelity Disruptive Finance ETF	7,428,581	7,182,916
Fidelity Disruptive Medicine ETF	7,829,966	7,172,658
Fidelity Disruptive Technology ETF	41,627,474	38,973,506

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptive Automation ETF	15,801,163	-
Fidelity Disruptive Communications ETF	22,488,315	-
Fidelity Disruptive Finance ETF	3,340,426	6,268,593
Fidelity Disruptive Medicine ETF	1,823,332	-
Fidelity Disruptive Technology ETF	3,686,912	3,187,293
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Disruptive Automation ETF	.50%
Fidelity Disruptive Communications ETF	.50%
Fidelity Disruptive Finance ETF	.50%
Fidelity Disruptive Medicine ETF	.50%
Fidelity Disruptive Technology ETF	.50%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disruptive Automation ETF	441
Fidelity Disruptive Communications ETF	241
Fidelity Disruptive Finance ETF	275
Fidelity Disruptive Medicine ETF	278
Fidelity Disruptive Technology ETF	130

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disruptive Automation ETF	23,232	-	-
Fidelity Disruptive Communications ETF	1,650,686	-	-
Fidelity Disruptive Medicine ETF	523,384	78,842	(50)
Fidelity Disruptive Technology ETF	5,718,387	2,160,867	168,254
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptive Automation ETF	4,291	63	33,508
Fidelity Disruptive Communications ETF	72	-	-
Fidelity Disruptive Finance ETF	516	-	-
Fidelity Disruptive Medicine ETF	292	22	199,652
Fidelity Disruptive Technology ETF	5	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Disruptive Communications ETF	675,220
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Disruptive Automation ETF	229
Fidelity Disruptive Communications ETF	173
Fidelity Disruptive Finance ETF	513
Fidelity Disruptive Medicine ETF	73
Fidelity Disruptive Technology ETF	321
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9907222.102
DRA-SANN-0126
Fidelity® Disruptors ETF

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disruptors ETF
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 80.8%
	Shares	Value ($)
Fidelity Disruptive Communications ETF (a)	466,845	21,984,937
Fidelity Disruptive Finance ETF (a)	508,453	17,716,135
Fidelity Disruptive Medicine ETF (a)	732,888	21,132,905
Fidelity Disruptive Technology ETF (a)	510,611	20,458,748
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,612,387)		81,292,725

International Equity Funds - 19.1%
	Shares	Value ($)
Fidelity Disruptive Automation ETF (a)(b) (Cost $12,368,279)	594,019	19,272,401

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	119,861	119,885
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	735,831	735,904
TOTAL MONEY MARKET FUNDS (Cost $855,789)			855,789

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $69,836,455)	101,420,915
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(731,762)
NET ASSETS - 100.0%	100,689,153

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	299,602	2,307,729	2,487,446	1,489	-	-	119,885	119,861	0.0%
Fidelity Securities Lending Cash Central Fund	-	9,451,731	8,715,831	7,485	4	-	735,904	735,831	0.0%
Total	299,602	11,759,460	11,203,277	8,974	4	-	855,789

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Disruptive Automation ETF	16,977,054	-	-	63,560	-	2,295,347	19,272,401	594,019
Fidelity Disruptive Communications ETF	19,002,280	-	100,025	7,674	39,097	3,043,585	21,984,937	466,845
Fidelity Disruptive Finance ETF	18,992,302	-	-	114,402	-	(1,276,167)	17,716,135	508,453
Fidelity Disruptive Medicine ETF	17,143,868	-	-	-	-	3,989,037	21,132,905	732,888
Fidelity Disruptive Technology ETF	18,111,980	-	-	1,021	-	2,346,768	20,458,748	510,611
	90,227,484	-	100,025	186,657	39,097	10,398,570	100,565,126

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	81,292,725	81,292,725	-	-

International Equity Funds	19,272,401	19,272,401	-	-

Money Market Funds	855,789	855,789	-	-
Total Investments in Securities:	101,420,915	101,420,915	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $723,503) - See accompanying schedule:
Fidelity Central Funds (cost $855,789)	$855,789
Other affiliated issuers (cost $68,980,666)	100,565,126

Total Investment in Securities (cost $69,836,455)		$101,420,915
Cash		1,636
Distributions receivable from Fidelity Central Funds		2,496
Other receivables		6
Total assets		101,425,053
Liabilities
Collateral on securities loaned	$735,900
Total liabilities		735,900
Net Assets		$100,689,153
Net Assets consist of:
Paid in capital		$83,675,300
Total accumulated earnings (loss)		17,013,853
Net Assets		$100,689,153
Net Asset Value, offering price and redemption price per share ($100,689,153 ÷ 2,825,062 shares)		$35.64
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$186,657
Income from Fidelity Central Funds (including $7,485 from security lending)		8,974
Total income		195,631
Expenses
Independent trustees' fees and expenses	$176
Total expenses		176
Net Investment income (loss)		195,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	4
Other affiliated issuers	39,097
Total net realized gain (loss)		39,101
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	10,398,570
Total change in net unrealized appreciation (depreciation)		10,398,570
Net gain (loss)		10,437,671
Net increase (decrease) in net assets resulting from operations		$10,633,126
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,455	$422,380
Net realized gain (loss)	39,101	6,300,043
Change in net unrealized appreciation (depreciation)	10,398,570	5,994,285
Net increase (decrease) in net assets resulting from operations	10,633,126	12,716,708
Distributions to shareholders	(192,104)	(419,859)

Share transactions
Cost of shares redeemed	-	(17,916,326)

Net increase (decrease) in net assets resulting from share transactions	-	(17,916,326)
Total increase (decrease) in net assets	10,441,022	(5,619,477)

Net Assets
Beginning of period	90,248,131	95,867,608
End of period	$100,689,153	$90,248,131

Other Information
Shares
Redeemed	-	(600,000)
Net increase (decrease)	-	(600,000)

Financial Highlights
Fidelity® Disruptors ETF

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$31.95	$27.99	$23.69	$22.31	$29.44	$20.17
Income from Investment Operations
Net investment income (loss) B,C	.07	.14	.09	(.10)	(.21)	(.21)
Net realized and unrealized gain (loss)	3.69	3.96	4.27	1.48	(6.54)	9.67
Total from investment operations	3.76	4.10	4.36	1.38	(6.75)	9.46
Distributions from net investment income	(.07)	(.14)	(.06)	-	-	-
Distributions from net realized gain	-	-	-	-	(.38)	(.19)
Total distributions	(.07)	(.14)	(.06)	-	(.38)	(.19)
Net asset value, end of period	$35.64	$31.95	$27.99	$23.69	$22.31	$29.44
Total Return D,E,F	11.78%	14.68%	18.43%	6.17%	(23.29)%	46.99%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I,J	-% J	.03% I	.90%	1.00%	1.01% K
Expenses net of fee waivers, if any	- % I,J	-% J	-% I,J	.82%	1.00%	1.01% K
Expenses net of all reductions, if any	-% I,J	-% J	-% I,J	.82%	1.00%	1.01% K
Net investment income (loss)	.40% I	.46%	.35% I	(.50)%	(.69)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$100,689	$90,248	$95,868	$95,409	$48,579	$141,385
Portfolio turnover rate L	0 % I	5% M	4% I,M	12%	22%	3%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on June 16, 2023. All financial information prior to the reorganization is that of the predecessor fund, Fidelity Disruptors Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Disruptors ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of five Fidelity funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,280,734
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$31,280,734
Tax cost	$70,140,181

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,098,756)
Long-term	(9,213,101)
Total capital loss carryforward	$(14,311,857)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors ETF	-	100,025
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. The Fund does not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptors ETF	799	-	-
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910204.102
DRE-SANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026